ACQUISITIONS BALANCE SHEET 3-31-18 (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2016
Cash and cash equivalents	$ 22,009	$ 19,664	$ 40,830	$ 64,221
Due from Related Parties, Current	32,481	40,817
Accounts receivable	1,308	1,423
Prepaids and other current assets	2,391	1,793
Total current assets	58,189	63,697
Property, plant and equipment, net	680,778	684,488
Other non-current assets	30	30
Deferred revenue	843	1,438
Other long-term liabilities	2,003	2,078
Total assets	738,997	748,215
Accounts payable - affiliates	5,368	8,352
Accounts payable and accrued liabilities	25,989	19,794
Total current liabilities	32,200	29,584
Total liabilities	573,659	580,455
Commitments and contingencies (Note 8)
Long-term debt	539,456	548,793
Net Investment - Predecessor	10,517	10,665
Total PBF Logistics LP equity	(5,587)	(4,143)
Noncontrolling interest	170,925	171,903
Total liabilities and equity	738,997	748,215
Total equity	165,338	167,760		163,090
Predecessor [Member]
Net Investment - Predecessor	10,517	10,665
PBF Logistics LP [Member]
Cash and cash equivalents	22,009	19,664
Due from Related Parties, Current	32,481	40,817
Accounts receivable	1,308	1,423
Prepaids and other current assets	2,391	1,793
Total current assets	58,189	63,697
Property, plant and equipment, net	670,261	673,823
Other non-current assets	30	30
Deferred revenue	843	1,438
Other long-term liabilities	2,003	2,078
Total assets	728,480	737,550
Accounts payable - affiliates	5,368	8,352
Accounts payable and accrued liabilities	25,989	19,794
Total current liabilities	32,200	29,584
Total liabilities	573,659	580,455
Long-term debt	539,456	548,793
Total PBF Logistics LP equity	(16,104)	(14,808)
Noncontrolling interest	170,925	171,903
Total liabilities and equity	728,480	737,550
Total equity	154,821	157,095
PBF Logistics LP [Member] | Predecessor [Member]
Net Investment - Predecessor	0	0
Development Assets Predecessor [Member]
Cash and cash equivalents	0	0
Due from Related Parties, Current	0	0
Accounts receivable	0	0
Prepaids and other current assets	0	0
Total current assets	0	0
Property, plant and equipment, net	10,517	10,665
Other non-current assets	0	0
Deferred revenue	0	0
Other long-term liabilities	0	0
Total assets	10,517	10,665
Accounts payable - affiliates	0	0
Accounts payable and accrued liabilities	0	0
Total current liabilities	0	0
Total liabilities	0	0
Long-term debt	0	0
Total PBF Logistics LP equity	10,517	10,665
Noncontrolling interest	0	0
Total liabilities and equity	10,517	10,665
Total equity	10,517	10,665
Development Assets Predecessor [Member] | Predecessor [Member]
Net Investment - Predecessor	10,517	10,665
Common Units [Member]
Total PBF Logistics LP equity	(19,063)	(17,544)
Common Units [Member] | PBF Logistics LP [Member]
Total PBF Logistics LP equity	(19,063)	(17,544)
Common Units [Member] | Development Assets Predecessor [Member]
Total PBF Logistics LP equity	0	0
Subordinated Units [Member] | PBF LLC [Member]
Total equity			1,687	1,266
Subordinated Units [Member] | Limited Partner, Affiliate [Member] | PBF LLC [Member]
Total equity			(274,570)	$ (276,083)
Incentive Distribution Rights [Member]
Total PBF Logistics LP equity		2,736
Incentive Distribution Rights [Member] | Development Assets Predecessor [Member]
Total PBF Logistics LP equity	0	0
Incentive Distribution Rights [Member] | PBF LLC [Member]
Total PBF Logistics LP equity	$ 2,959	$ 2,736
Total equity			$ 180,056